SCHEDULE OF NET REVENUE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NetRevenueLineItems [Line Items]
Total net revenue	$ 2,477,852	$ 86,159	$ 158,485	$ 10,977,429	$ 10,978,571
Total net revenue percentage			100.00%	100.00%	100.00%
Functional Skincare Products [Member]
NetRevenueLineItems [Line Items]
Total net revenue			$ 60,227
Total net revenue percentage			38.00%
Grains, Oil, and Spices [Member]
NetRevenueLineItems [Line Items]
Total net revenue			$ 35,574	$ 98,336	$ 473,481
Total net revenue percentage			22.40%	0.90%	4.30%
Beverages, Alcohol and Tea [Member]
NetRevenueLineItems [Line Items]
Total net revenue			$ 28,534	$ 1,527,256	$ 300,799
Total net revenue percentage			18.00%	13.90%	2.60%
Other Food [Member]
NetRevenueLineItems [Line Items]
Total net revenue			$ 10,001	$ 643,524	$ 726,158
Total net revenue percentage			6.30%	5.90%	6.60%
Course Services [Member]
NetRevenueLineItems [Line Items]
Total net revenue			$ 5,820
Total net revenue percentage			3.70%
Health Products [Member]
NetRevenueLineItems [Line Items]
Total net revenue			$ 5,792
Total net revenue percentage			3.70%
Meat, Poultry and Eggs [Member]
NetRevenueLineItems [Line Items]
Total net revenue			$ 5,546	$ 42,616	$ 269,880
Total net revenue percentage			3.50%	0.40%	2.60%
Fresh Fruits and Vegetables [Member]
NetRevenueLineItems [Line Items]
Total net revenue			$ 6,337	$ 74,009	$ 311,594
Total net revenue percentage			4.00%	0.70%	2.80%
Groceries [Member]
NetRevenueLineItems [Line Items]
Total net revenue			$ 439	$ 126,459	$ 43,980
Total net revenue percentage			0.30%	1.20%	0.40%
Dried Seafood [Member]
NetRevenueLineItems [Line Items]
Total net revenue			$ 215	$ 1,283	$ 18,326
Total net revenue percentage			0.10%	0.10%	0.20%
SMS Services [Member]
NetRevenueLineItems [Line Items]
Total net revenue				$ 8,463,946	$ 8,834,353
Total net revenue percentage				76.90%	80.50%